Document And Entity Information	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 15, 2024
Entity Registrant Name	KLDiscovery Inc.
Entity Central Index Key	0001752474
Entity Emerging Growth Company	true
Entity File Number	001-38789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1898603
Entity Address, Address Line One	9023 Columbine Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55347
City Area Code	888
Local Phone Number	811-3789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	This amendment to the Current Report on Form 8-K is being filed to include the Introductory Note to the Report, which was inadvertently omitted from the original Form 8-K filed on August 15, 2024 (the “Original 8-K”). Except as set forth herein, the Company has not updated any information contained therein to reflect any events that have occurred since the date of the Original 8-K.